Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
Schedule of deposits

Balance - December 31, 2023	$275,000
Advances	100,000
Balance - December 31, 2024	375,000
No activity	—
Balance - September 30, 2025	$375,000

Balance - December 31, 2022	$275,000
No activity in 2023	—
Balance - December 31, 2023	275,000
Advances	100,000
Balance - December 31, 2024	$375,000

Schedule of deferred revenues

	Three Months Ended September 30,
	2025		2024

Sales	Revenue	% of Revenues	Revenue	% of Revenues

Service Income	$111,000	100%	$136,000	100%

	Nine Months Ended September 30,
	2025		2024

Sales	Revenue	% of Revenues	Revenue	% of Revenues

Service Income	$350,452	100%	$451,500	100%

	Years Ended December 31,
	2024		2023

Sales	Revenue	% of Revenues	Revenue	% of Revenues

Service Income	$587,500	100%	$734,666	100%

Schedule of recognized marketing and advertising costs

Three Months Ended September 30,		Nine Months Ended September 30,
2025	2024	2025	2024

$64,408	$30,378	$189,193	$76,260

Schedule of potentially dilutive equity securities outstanding

	September 30, 2025	September 30, 2024

Series A, preferred stock (1:400)	1,088	1,088
Series B, preferred stock (1:4)	48,000	48,000
Warrants (exercise price $0.10/share)	2,100,000	1,600,000
Total common stock equivalents	2,149,088	1,649,088

	December 31, 2024	December 31, 2023

Series A, preferred stock (1:400)	1,088	1,088
Series B, preferred stock (1:4)	48,000	48,000
Warrants (exercise price $0.10/share)	1,600,000	1,350,000
Total common stock equivalents	1,649,088	1,399,088